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RECEIVED 2016 NOV -2 PM 3:18 SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC Mail Processing Section NOV 02 2016 Washington DC 412

16019815

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

OFI Revenue Weighted Global ESG Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

ESGF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Euronext Brussels, Toronto, Euronext Amsterdam, Tokyo, ASX, Nasdaq, Omx Nordic Stockholm, London, Xetra, Euronext Paris, Omx Nordic Copenhagen, Hong Kong, Dublin, Singapore, Omx Nordic Helsinki, Six Swiss, Oslo, Vienna, New Zealand, Sao Paulo, Santiago, Athens, Indonesia, Korea, Mexico, Thailand, Istanbul, Taiwan, Malaysia, Euronext Lisbon, Colombia, BSE India, Philippines, JSE, Budapest, Egypt, Madrid, Milan, Doha, Taipei, Micex, Tel Aviv

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

October 31, 2016

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 02 2016

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

RECEIVED
2016 NOV -2 PM 3:11
SEC / TM

SEC
Mail Processing
Section
NOV 02 2016
Washington DC
412

Via Overnight Mail

October 31, 2016

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- **Elkhorn Lunt Low Vol/High Beta Tactical ETF (LVHB)**
- **Guggenheim Defensive Equity ETF (DEF)**
- **Guggenheim Insider Sentiment ETF (NFO)**
- **Reaves Utilities ETF (UTES)**
- **SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (EFAX)**
- **SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (EEMX)**
- **Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX)**
- **Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT)**
- **iShares 1-3 Year Treasury Bond ETF (SHV)**
- **ProShares UltraShort 20+ Year Treasury (TBT)**
- **VelocityShares 3x Long Natural Gas ETN linked to the S&P GSCI Natural Gas Index ER due February 9, 2032 (UGAZ)**
- **VelocityShares 3x Inverse Crude Oil ETN linked to the S&P GSCI Crude Oil Index ER due February 9, 2032 (DWTI)**
- **Teucrium Corn Fund (CORN)**
- **PowerShares DB Agriculture Fund (DBA)**
- **ProShares UltraShort Bloomberg Crude Oil (SCO)**
- **ProShares VIX Short-Term Futures ETF (VIXY)**
- **CurrencyShares Euro Trust (FXE)**
- **Natixis Seeyond International Minimum Volatility ETF (MVIN)**
- **Oppenheimer ESG Revenue ETF (ESGL)**
- **Oppenheimer Global ESG Revenue ETF (ESGF)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 0 2 2016